SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue
Revenues	$ 3,654,410	$ 3,766,192
Application development services
Disaggregation of Revenue
Revenues	2,491,822	2,429,289
Subscription service
Disaggregation of Revenue
Revenues	$ 1,162,588	1,330,225
Finance income
Disaggregation of Revenue
Revenues		$ 6,678